Retirement Benefit Plans - Summary of Sensitivity Analysis (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The expected contributions to the plan for the next year	$ 1,542	$ 1,681
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	6 years 2 months 12 days	6 years 3 months 18 days
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	11 years	12 years